Summary of Significant Accounting Policies - Restricted Cash and Net Loss Per Share (Details) $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($) $ / shares
Restricted cash
Cash securing letter of credit | $	$ 210
Net Loss Per Share
Increase in loss per share as a result of the recalculation of weighted average shares | $ / shares	$ 0.09